Share Capital - Shares authorised and issued (Details) - shares		12 Months Ended
	Jun. 27, 2022	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)		121,210,648
Exercise of share-based payment awards (in shares)		2,077,018
Cancellation of deferred shares (in shares)		(324,121)
Number of shares issued, ending balance (in shares)		122,963,545
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)		120,886,527
Exercise of share-based payment awards (in shares)		2,077,018
Cancellation of deferred shares (in shares)		0
Number of shares issued, ending balance (in shares)		122,963,545
Deferred Shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)		324,121
Exercise of share-based payment awards (in shares)		0
Cancellation of deferred shares (in shares)	(324,121)	(324,121)
Number of shares issued, ending balance (in shares)		0